Insurance Contract Liabilities and Investment Contract Liabilities - Change in Investment Contract Liabilities with DPF (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, change in balances on in-force policies	$ (3,094)	$ 2,757
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	312	5,327
Investment contract liabilities with DPF
Reconciliation Of Changes In Financial Liabilities [Roll Forward]
Investment contract liabilities, beginning balance	562	605
Investment contract liabilities, change in balances on in-force policies	(84)	(10)
Investment contract liabilities, balances arising from new policies	0	1
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(84)	(9)
Investment contract liabilities, foreign exchange rate movements	37	(34)
Investment contract liabilities, ending balance	$ 515	$ 562